Schedule of actuarial assumptions of post retirement benefit plan Japan (Details) (JAPAN [Member], Foreign Pension Plans, Defined Benefit [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
JAPAN [Member] | Foreign Pension Plans, Defined Benefit [Member]
Discount rate	2.00%	1.00%	1.00%
Salary increase	2.00%	2.00%	2.00%